Summary of Significant Accounting Policies (Details) ¥ / shares in Units, ¥ in Millions			1 Months Ended			12 Months Ended
	Jul. 01, 2022	Nov. 08, 2019 shares	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	May 28, 2020 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 ¥ / shares	Dec. 31, 2022 $ / shares	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 ¥ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2020 $ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Outstanding ordinary shares percentage		12.50%			30.00%
Number of ordinary shares (in Shares) | shares		3,100,000
Aggregate number of surrendered shares (in Shares) | shares					6,510,000
Shareholder’s equity per share | (per share)										¥ 6.96	$ 7.8		¥ 6.38	$ 7.8
Income and cash flows per share | (per share)										¥ 6.73	$ 7.83		¥ 6.45	$ 7.77	¥ 6.9	$ 7.76
Investment maturity period						1 year
Shareholder percentage	11.50%
Restricted Cash, Current						$ 11,796,388
Gain from investment						156,066	169,065	$ 93,007
Short-term investment						$ 4,703,323	3,748,900
Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy [Policy Text Block]						11.5%
Net proceeds deposited in escrow account				$ 600,000
Full amount									$ 600,000
Impairment loss							25,590
Investment						932,552	548,151
Equity interest percentage			11.875%
Registered capital			$ 9,200,000									¥ 60
Investment cost						$ 430,750
Interest rate						3.575%
Interest income						$ 106,302	58,000
Gross revenue generated from contracts							119,000	62,000
Transaction fee revenue						1,100,000	3,400,000	2,600,000
Other revenues from related party						166,325	233,157	213,172
Selling and marketing expenses-related party						$ 43,590	359,968	1,762,652
VAT Percentage Rate						6.00%
Tax benefit percentage						50.00%
Right of use						$ 34,608
Borrowing rate						4.75%
Other income						$ 240,000
Refund amount						$ 61,000
Other income percent						10.00%
Rental income						$ 112,000
Allowance for doubtful accounts						$ 269,000	193,000	169,000
Statutory surplus reserve fund						10.00%
Registered capital percentage						50.00%
Statutory reserve fund						$ 12,410	0	0
Employee benefits expense						$ 124,856	105,565	$ 61,305
Number of operating segment						1
Number of reportable segment						1
Zhongcang Warehouse Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity ownership interest percentage						20.00%
Investments						18.00%
Investment						$ 501,802	$ 548,151
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting shares percentage						20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting shares percentage						50.00%
Jiangsu Yanggu [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subscription amount			$ 3,000,000									6
Remaining amount (in Yuan Renminbi) | ¥												¥ 3
Short-Term Investments [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investment maturity period						1 year